EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated August 22, 2014 to the Prospectus of Blackstone Alternative Multi-Manager Fund, a series of Blackstone Alternative Investment Funds, dated July 30, 2014, filed with the Securities and Exchange Commission on August 22, 2014 under Rule 497(e) (SEC Accession No. 0001193125-318611).